STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

April 28, 2010

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	Advantage Funds, Inc.
(Registration Nos: 33-51061 and 811-07123)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 92 ("Amendment No. 92") to the Fund's Registration Statement on Form N-1A (the "Registration Statement").  Amendment No. 92 relates to Post-Effective Amendment No. 90 ("Amendment No. 90") to the Registration Statement, filed on February 12, 2010 to add a new series to the Fund – Dreyfus Global Real Return Fund.

Amendment No. 92 is being filed in order to file certain exhibits, including Articles Supplementary, revised management and distribution agreements, a sub-investment advisory agreement, revised shareholder services, Rule 12b-1 and Rule 18f-3 plans and the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.  The Fund's Tandy certification was filed with Amendment No. 90.

The prospectus and statement of additional information included in Amendment No. 92 have been marked to indicate changes from those versions filed as part of Amendment No. 90.

Please telephone the undersigned at 212.806.6274, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:       David Stephens

STROOCK

April 28, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Ladies and Gentlemen:

We are counsel to Advantage Funds, Inc. (the "Fund"), and in so acting have reviewed Post-Effective Amendment No. 92 (the "Post-Effective Amendment") to the Fund's Registration Statement on Form N-1A, Registration File No. 33-51061. Representatives of the Fund have advised us that the Fund will file the Post-Effective Amendment pursuant to paragraph (b) of Rule 485 ("Rule 485") promulgated under the Securities Act of 1933.  In connection therewith, the Fund has requested that we provide this letter.

In our review of the Post-Effective Amendment, we have assumed that the version of the Post-Effective Amendment we reviewed substantially complies in all material respects with the version filed with the Securities and Exchange Commission via EDGAR.

Based upon the foregoing, we hereby advise you that the Post-Effective Amendment does not include disclosure which we believe would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/ Stroock & Stroock & Lavan LLP

STROOCK & STROOCK & LAVAN LLP